Subsidiary Entities and Subsidiary Companies	6 Months Ended
Jun. 30, 2021
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Subsidiary Entities and Subsidiary Companies
NOTE 5. SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
As of June 30, 2021 and December 31, 2020, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics. Former Subsidiary Entity Pemex Fertilizers was also consolidated in these financial statements until December 31, 2020.
As of June 30, 2021 and December 31, 2020, the consolidated Subsidiary Companies are as follows:

•	PEP Marine, DAC. (“PEP DAC”) (v)(viii)

•	P.M.I. Holdings, B.V. (“PMI HBV”) (i)(vii)(xii)

•	P.M.I. Trading DAC (“PMI Trading”) (i)(vii)(xi)

•	P.M.I. Holdings Petróleos España, S. L. (“HPE”) (i)(vii)(viii)

•	P.M.I. Services North America, Inc. (“PMI SUS”) (i)(vii)(x)

•	P.M.I. Norteamérica, S. A. de C. V. (“PMI NASA”) (i)(vii)(viii)

•	P.M.I. Comercio Internacional, S. A. de C. V. (“PMI CIM”) (i)(ii)(viii)

•	P.M.I. Campos Maduros SANMA, S. de R. L. de C. V. (“SANMA”) (vii)(viii)

•	Pro-Agroindustria, S. A. de C. V. (“AGRO”) (vii)(viii)

•	P.T.I. Infraestructura de Desarrollo, S. A. de C. V. (“PTI ID”) (vi)(vii)(viii)

•	P.M.I. Cinturón Transoceánico Gas Natural, S. A. de C. V. (“PMI CT”) (i)(iii)

•	P.M.I. Transoceánico Gas LP, S. A. de C. V. (“PMI TG”) (i)(iii)

•	P.M.I. Servicios Portuarios Transoceánicos, S. A. de C. V. (“PMI SP”) (i)(vii)(viii)

•	P.M.I. Midstream del Centro, S. A. de C. V. (“PMI MC”) (i)(vi)

•	PEMEX Procurement International, Inc. (“PPI”) (vii)(x)

•	Hijos de J. Barreras, S. A. (“HJ BARRERAS”) (ii)(iv)

•	PEMEX Finance, Ltd. (“FIN”) (vii)(xiii)

•	Mex Gas Internacional, S. L. (“MGAS”) (vii)(viii)

•	Pemex Desarrollo e Inversión Inmobiliaria, S. A. de C. V. (“PDII”) (vii)(viii)

•	Kot Insurance Company, AG. (“KOT”) (vii)(xiii)

•	PPQ Cadena Productiva, S.L. (“PPQCP”) (vii)(viii)

•	III Servicios, S. A. de C. V. (“III Servicios”) (vii)(viii)

•	PM.I. Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(vii)(viii)

•	PMX Fertilizantes Holding, S.A de C.V. (“PMX FH”) (vii)(viii)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (vii)(viii)

•	Grupo Fertinal (“GP FER”) (vii)(viii)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(viii)

•	P.M.I. Trading Mexico, S.A. de C.V. (“TRDMX”) (i)(vii)(viii)

•	Holdings Holanda Services, B.V. (“HHS”) (vii)(xii)

i.	Member Company of the “PMI Subsidiaries”.

ii.	Non-controlling interest company. (98.33% in PMI CIM and 60.0% in COMESA).

iii.	These companies were merged into PMI NASA in 2020.

iv.	As of May 2020, this company is not included in the consolidation (see Note 18-g).

v.	This company was liquidated in August 2020.

vi.	This company was liquidated in April 2020.

vii.	Petróleos Mexicanos owns 100.0% of the interests in this Subsidiary Company .

viii.	Operates in Mexico.

ix.	Operates in Spain.

x.	Operates in United States of America.

xi.	Operates in Ireland.

xii.	Operates in Netherlands.

xiii.	Operates in Switzerland.

xiv.	Operates in Cayman Islands.